SIGNIFICANT ACCOUNTING POLICIES (Goodwill And Intangible Assets) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Segment Reporting Information [Line Items]
Number of operating segments | item	1	1	1
Impairment of goodwill		$ 3,843	$ 1,185
Impairment of intangible assets		3,289	1,705
Minimum [Member]
Segment Reporting Information [Line Items]
Useful life	5 years
Maximum [Member]
Segment Reporting Information [Line Items]
Useful life	8 years
Rakuto Bio Technologies Ltd. (RBT) [Member]
Segment Reporting Information [Line Items]
Impairment of goodwill		1,343	$ 1,185
Cool Touch Inc (CT) [Member]
Segment Reporting Information [Line Items]
Impairment of goodwill		$ 2,500